Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 16 – STOCK-BASED COMPENSATION

The Company has three stock-based compensation plans (the Plans) as described below.  Total compensation cost that has been charged against income for the Plans was $159,  $11, and $40 for 2013, 2012 and 2011, respectively.  The total income tax benefit was $7,  $1, and $8, respectively.

The Plans, which are stockholder-approved, provide for stock option grants and restricted stock awards to directors, officers and employees. The 1999 Stock-Based Incentive Plan, which expired July 13, 2009, provided 38,778 shares for stock option grants and 15,511 shares for restricted stock awards.  The 2003 Equity Compensation Plan (the “2003 Plan”), as amended and restated, provided an aggregate of 100,000 shares for stock option grants and restricted stock awards, of which up to 30,000 shares could be awarded in the form of restricted stock awards.  The 2009 Equity Compensation Plan, which was approved by stockholders on May 21, 2009, replaced the 2003 Plan and provides 200,000 shares, plus any remaining shares available to grant or that are later forfeited or expire under the 2003 Plan, that may be issued as stock option grants, stock appreciation rights or restricted stock awards.  On May 16, 2013, stockholders approved the First Amendment to the 2009 Equity Compensation Plan to increase the number of shares of common stock reserved for stock option grants and restricted stock awards thereunder to 1,500,000.

Stock Options

The Plans permit the grant of stock options to directors, officers and employees for up to 1,638,778 shares of common stock.  Option awards are granted with an exercise price equal to the market price of the Company’s common stock on the date of grant, generally have vesting periods ranging from one to three years, and are exercisable for ten years from the date of grant.  Unvested stock options immediately vest upon a change of control.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  Employee and management options are tracked separately.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted‑average assumptions as of grant date.

	2013	2012	2011

Risk-free interest rate	1.60%	1.23%	2.98%
Expected term (years)	6	7	7
Expected stock price volatility	88%	78%	46%
Dividend yield	0.00%	0.00%	1.41%

A summary of stock option activity in the Plans for 2013 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value

Outstanding at beginning of year	234,696	$4.29
Granted	443,500	1.43
Exercised	-	-
Expired	-	-
Cancelled or Forfeited	(38,510)	14.40
Outstanding at end of period	639,686	$1.70	9.4	$-

Expected to vest	562,701	$1.40	9.6	$-

Exercisable at end of period	76,985	$3.89	8.3	$-

During the year ended December 31, 2013, there were 38,510 stock options canceled or forfeited.  Expense associated with unvested forfeited shares is reversed.

Information related to the stock option Plans during each year follows.  There were no options exercised in 2013 or 2012.

	2013	2012	2011

Intrinsic value of options exercised	$-	$-	$-
Cash received from option exercises	-	-	-
Tax benefit realized from option exercises	-	-	-
Weighted average fair value of options granted	$1.03	$0.91	$0.75

As of December 31, 2013, there was $374 of total unrecognized compensation cost related to nonvested stock options granted under the Plans.  The cost is expected to be recognized over a weighted-average period of 1.7 years. Substantially all of the 562,701 nonvested stock options at December 31, 2013 are expected to vest.

Restricted Stock Awards

The Plans permit the grant of restricted stock awards to directors, officers and employees. Compensation is recognized over the vesting period of the awards based on the fair value of the stock at grant date.  The fair value of the stock was determined using the closing share price on the date of grant and shares generally have vesting periods of one to three years.  There were 935,352 shares available for stock option grants and restricted stock to be issued under the Plans at December 31, 2013.  There were no shares issued in 2013 or 2012.

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2013	1,400	$6.61
Granted	-	-
Vested	(400)	5.00
Forfeited	(1,000)	7.25
Nonvested at December 31, 2013	-	$-

As of December 31, 2013, there was no unrecognized compensation cost related to nonvested shares granted under the Plans.   The total fair value of shares vested during the years ended December 31, 2013, 2012 and 2011 was $1,  $4 and $14, respectively.